Debt and Credit Facilities - Total Debt Outstanding (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended																								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Term Loan A Facility Noncurrent [Member]	Dec. 31, 2012 Term Loan A Facility Noncurrent [Member]	Dec. 31, 2013 Term Loan B Facility Noncurrent [Member]	Dec. 31, 2012 Term Loan B Facility Noncurrent [Member]	Dec. 31, 2013 5.25% Senior Notes Due April 2023 [Member]	Mar. 31, 2013 5.25% Senior Notes Due April 2023 [Member]	Dec. 31, 2012 5.25% Senior Notes Due April 2023 [Member]	Dec. 31, 2013 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2012 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2011 12% Senior Notes Due February 2014 [Member]	Dec. 31, 2013 7.875% Senior Notes Due June 2017 [Member]	Dec. 31, 2012 7.875% Senior Notes Due June 2017 [Member]	Dec. 31, 2013 8.125% Senior Notes Due September 2019 [Member]	Dec. 31, 2012 8.125% Senior Notes Due September 2019 [Member]	Dec. 31, 2013 6.50% Senior Notes Due December 2020 [Member]	Dec. 31, 2012 6.50% Senior Notes Due December 2020 [Member]	Nov. 30, 2012 6.50% Senior Notes Due December 2020 [Member]	Dec. 31, 2013 8.375% Senior Notes Due September 2021 [Member]	Dec. 31, 2012 8.375% Senior Notes Due September 2021 [Member]	Dec. 31, 2013 6.875% Senior Notes Due July 2033 [Member]	Dec. 31, 2012 6.875% Senior Notes Due July 2033 [Member]	Dec. 31, 2013 Term Loan A Facility [Member]	Dec. 31, 2013 Term Loan B Facility [Member]	Dec. 31, 2012 Term Loan B Facility [Member]	Dec. 31, 2013 Term Loan B Facility Due October 2018 [Member]	Dec. 31, 2012 Term Loan B Facility Due October 2018 [Member]
Debt Instrument [Line Items]
Debt interest rate								5.25%	5.25%	5.25%	12.00%	12.00%	12.00%	7.875%	7.875%	8.125%	8.125%	6.50%	6.50%	6.50%	8.375%	8.375%	6.875%	6.875%
Unamortized lender fees				$ 8.4	$ 15.4	$ 7.3	$ 10.7
Unamortized discount															5.5								1.4	1.4			2.0	10.8	15.6
Repurchase aggregate principal amount														400
Weighted average interest rate	6.20%	6.40%
Current portion of long term debt	201.5	1.8																							50.0
Payments of long-term debt	$ 658.3	$ 1,759.1	$ 1,753.6																						$ 152.0	$ 105.0